Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Disclosure of operating segments [line items]
Revenue	$ 1,387	$ 1,363	$ 2,757	$ 2,746
Operating income before restructuring costs and amortization	637	600	1,244	1,188
Restructuring costs	(1)	0	(13)	0
Amortization	(303)	(300)	(608)	(603)
Operating income	333	300	623	585
Current income tax expense	44	23	80	59
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,390	1,365	2,763	2,750
Current income tax expense	43	22	78	54
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(3)	(2)	(6)	(4)
Other/Non-Operating [Member]
Disclosure of operating segments [line items]
Current income tax expense	1	1	2	5
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,054	1,063	2,110	2,130
Operating income before restructuring costs and amortization	540	519	1,072	1,036
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	336	302	653	620
Operating income before restructuring costs and amortization	$ 97	$ 81	$ 172	$ 152